Related Party Transactions (Details)				1 Months Ended	12 Months Ended
	Jul. 03, 2023 shares	Dec. 20, 2022 $ / shares	Sep. 18, 2021 USD ($) shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 18, 2023 USD ($)	Sep. 12, 2023 USD ($)	Jun. 09, 2023 USD ($)	May 08, 2023 USD ($)	Dec. 13, 2022 USD ($)	Jun. 18, 2021 USD ($)
Related Party Transactions [Abstract]
Sponsor provided funds to pay for certain costs totaling					$ 905,000	$ 650,000
Number of dividends				1
Number of trading days					20 days
Loans under promissory note					$ 1,555,000	650,000	$ 160,000	$ 220,000	$ 275,000	$ 250,000
Incurred under this agreement					0	180,000
Fee amount					465,000
Amount paid					1,162,500
Sponsor a monthly fee					20,000
Consulting fees incurred under this agreement					200,000	$ 240,000
Minimum [Member]
Related Party Transactions [Abstract]
Aggregate principal amount					1,500,000
Maximum [Member]
Related Party Transactions [Abstract]
Aggregate principal amount					$ 1,600,000
Class A Common Stock [Member]
Related Party Transactions [Abstract]
Consideration for founder shares (in Shares) | shares					9,192,500
Common stock equals or exceeds per share (in Dollars per share) | $ / shares		$ 10.2
Founder Shares [Member]
Related Party Transactions [Abstract]
Consideration for founder shares (in Shares) | shares			4,598,750
Common stock dividends per share (in Dollars per share) | $ / shares				$ 0.017
Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions [Abstract]
Sponsor forfeited founder shares (in Shares) | shares			82,875
Sponsor [Member]
Related Party Transactions [Abstract]
Sponsor provided funds to pay for certain costs totaling			$ 25,000
Founder shares stock dividend (in Shares) | shares				4,679,125
Monthly consulting fees					$ 15,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Aggregate to cover expenses											$ 1,500,000	$ 300,000
Sponsor [Member] | Class A Common Stock [Member]
Related Party Transactions [Abstract]
Common stock subject to forfeiture (in Shares) | shares					250,000
Sponsor [Member] | Founder Shares [Member]
Related Party Transactions [Abstract]
Common stock subject to forfeiture (in Shares) | shares					592,875
Common stock equals or exceeds per share (in Dollars per share) | $ / shares					$ 12
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Sponsor [Member] | Founder Shares [Member] | Class A Common Stock [Member]
Related Party Transactions [Abstract]
Founder shares into an equal number of shares of class A common stock (in Shares) | shares	4,596,250
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Aggregate to cover expenses					$ 1,500,000
Business combination entity at a price per share (in Dollars per share) | $ / shares					$ 10
Related Party [Member]
Related Party Transactions [Abstract]
Outstanding balance owed to the sponsor					$ 75,000